Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income / (loss)	$ (3,282,972)	$ 33,542,671	$ 31,153,821
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation	10,966,621	10,757,177	7,656,638
Amortization and write off of deferred charges	209,110	230,589	298,329
Loss on debt extinguishment	0	0	1,647,654
Share-based compensation	797,984	788,725	230,644
Unrealized (gain) / loss on derivatives	3,252,230	(2,222,685)	(770,715)
Gain on sale of vessel	0	(2,856,525)	0
Bad debt expense	(134,294)	0	0
(Increase) / decrease in:
Trade accounts receivable	272,933	(6,372,798)	753,020
Prepaid expenses	5,644	65,373	(88,364)
Other receivables	(1,781,200)	896,737	(782,594)
Inventories	(3,060,011)	(287,310)	614,938
Due from related companies	2,416,180	(2,416,180)	0
Increase / (decrease) in:
Trade accounts payable	(13,382)	2,114,784	(251,260)
Accrued expenses	1,315,887	152,277	147,934
Deferred revenues	(4,798)	(1,162,907)	1,268,418
Due to related companies	577,542	(244,587)	(2,740,172)
Net cash provided by operating activities	11,806,062	32,985,341	39,138,291
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(65,286,558)	(37,786,324)	(36,823,327)
Net proceeds from sale of vessel	(15,274)	9,387,717	0
Net cash used in investing activities	(65,301,832)	(28,398,607)	(36,823,327)
Cash flows from financing activities:
Redemption of preferred shares	0	0	(16,606,000)
Proceeds from issuance of common stock, net of commissions paid	0	2,685,602	9,975,312
Cash paid for share repurchase	(2,030,570)	(1,999,262)	0
Offering expenses paid	(137,330)	(12,427)	(219,826)
Preferred dividends paid	0	0	(1,085,902)
Loan arrangement fees paid	(479,750)	(150,000)	(760,500)
Contributions made by non-controlling shareholders	10,140,000	0	0
Proceeds from related party loan	0	0	6,000,000
Proceeds from long-term bank loans	46,500,000	20,000,000	70,700,000
Repayment of related party loan	0	0	(2,700,000)
Repayment of long-term bank loans	(23,520,000)	(17,515,000)	(42,697,000)
Net cash provided by financing activities	30,472,350	3,008,913	22,606,084
Net increase / (decrease) in cash, cash equivalents and restricted cash	(23,023,420)	7,595,647	24,921,048
Cash, cash equivalents and restricted cash at beginning of year	37,123,013	29,527,366	4,606,318
Cash, cash equivalents and restricted cash at end of year	14,099,593	37,123,013	29,527,366
Cash Breakdown
Cash and cash equivalents	8,002,024	34,042,150	26,847,426
Restricted cash, current	2,797,569	1,195,863	459,940
Restricted cash, long term	3,300,000	1,885,000	2,220,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	14,099,593	37,123,013	29,527,366
Supplemental cash flow information
Cash paid for interest	5,950,733	3,366,221	2,147,352
Financing and investing activities fees:
Offering expenses accrued	0	0	12,427
Capital expenditures included in liabilities	230,465	44,309	28,334
Vessel sale expenses included in liabilities	0	15,274	0
Shares issued in connection with related party loan converted to equity	$ 0	$ 0	$ 4,947,654